Capital Management (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of classes of share capital [text block]
Authorized shares, as well as issued and fully paid-up shares, are presented below:

	2025		2024
	Amount	US$	Amount	US$
Issued and Fully Paid Up Shares of US$0.002 each
Class A Common Shares	165,877,764	332	151,420,944	302
Class B Common Shares	129,054,192	258	134,054,192	268
	294,931,956	590	285,475,136	570
Share Capital evolution
Share Capital as of January 1	285,475,136	570	295,991,665	591
i) Issue of common shares at US$0.002	1,299,314	3	1,067,176	2
ii) Warrant exercise (See Note 2.11.2)	8,157,506	17	—	—
iii) Repurchase of shares	—	—	(11,583,705)	(23)
Share capital as of December 31	294,931,956	590	285,475,136	570

Earnings per share [text block]
The Group calculates basic and diluted earnings per share as discussed in Note 2.13. Equity. The calculations performed to derive basic and diluted EPS during the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Profit attributable to common shareholders (U.S. Dollars)	196,800,820	120,416,000	148,964,000
Weighted average number of common shares	290,969,221	290,014,019	291,982,305
Adjustments for calculation of diluted earnings per share(1)	10,773,576	15,122,271	10,976,123
Weighted average number of common shares for calculating diluted earnings per share	301,742,797	305,136,290	302,958,428
Basic earnings per share	0.68	0.42	0.51
Diluted earnings per share	0.65	0.39	0.49
(1)As of December 31, 2025, reflects to the dilutive effect of i) 3,305,330 average shares related to share-based payments (8,129,577 and 8,560,918 , respectively for the year ended December 31, 2024 and December 31, 2023); and ii) 7,468,246 average shares related to share-based payment plans with employees (6,992,694 and 2,415,205 , respectively for the years ended December 31, 2024 and 2023).